Fair Value Measurement - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Impairment charge	¥ 0	¥ 0
Non-recurring
Fair Value Measurements
Liabilities fair value	0	0
Assets fair value	0	0
Level 2 | Recurring
Fair Value Measurements
Assets fair value	313,322	3,001,951
Level 2 | Recurring | Trading debt securities
Fair Value Measurements
Assets fair value	313,322	3,001,951
Level 3 | Recurring
Fair Value Measurements
Assets fair value	1,290,901	1,388,916
Level 3 | Recurring | Other non-current assets
Fair Value Measurements
Assets fair value	¥ 1,290,901
Level 3 | Recurring | Investment in convertible bonds
Fair Value Measurements
Assets fair value		¥ 1,388,916